UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2012

DATE OF REPORTING PERIOD: January 1, 2012 through March 31, 2012

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (31.8%)
		Consumer Discretionary (2.8%)
140,000		International Game Technology 3.250%, 05/01/14	$159,425
160,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	140,400
201,000		Omnicom Group, Inc. 0.000%, 07/01/38	219,844
272,000		Priceline.com, Inc.* 1.000%, 03/15/18	289,340

			809,009

		Energy (1.7%)
130,000		Chesapeake Energy Corp. 2.500%, 05/15/37	120,412
150,000		Helix Energy Solutions Group, Inc. 3.250%, 03/15/32 Technip, SA	159,000
110,900	EUR	0.250%, 01/01/17	158,631
27,100	EUR	0.500%, 01/01/16	36,212

			474,255

		Financials (2.1%)
110,000		Leucadia National Corp. 3.750%, 04/15/14	139,150
250,000		Siemens AG 1.050%, 08/16/17	250,000
250,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	210,761

			599,911

		Health Care (6.2%)
342,000		Amgen, Inc. 0.375%, 02/01/13 Gilead Sciences, Inc.	351,405
370,000		1.625%, 05/01/16	474,525
100,000		1.000%, 05/01/14	122,750
125,000		Hologic, Inc.‡ 2.000%, 12/15/37	148,125
140,000		Salix Pharmaceuticals, Ltd.* 1.500%, 03/15/19	147,000
240,000		Shire, PLC 2.750%, 05/09/14	282,274
200,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	220,750

			1,746,829

		Industrials (0.9%)
190,000		AGCO Corp. 1.250%, 12/15/36	243,912

		Information Technology (14.7%)
275,000		Electronic Arts, Inc.* 0.750%, 07/15/16	254,375
475,000		EMC Corp. 1.750%, 12/01/13	894,187
330,000		Intel Corp. 3.250%, 08/01/39	465,712

PRINCIPAL AMOUNT		VALUE
	Lam Research Corp.*
190,000	0.500%, 05/15/16	$196,413
169,000	1.250%, 05/15/18	178,295
130,000	Linear Technology Corp. 3.000%, 05/01/27	138,938
275,000	Microsoft Corp.* 0.000%, 06/15/13	302,500
360,000	Nuance Communications, Inc.* 2.750%, 11/01/31	408,600
110,000	Rovi Corp. 2.625%, 02/15/40	115,913
390,000	SanDisk Corp. 1.500%, 08/15/17	463,612
240,000	Symantec Corp. 1.000%, 06/15/13	270,000
175,000	Take-Two Interactive Software, Inc.* 1.750%, 12/01/16	185,719
220,000	VeriFone Systems, Inc. 1.375%, 06/15/12	263,175
24,000	Xilinx, Inc. 2.625%, 06/15/17	32,430

		4,169,869

	Materials (3.4%)
30,000	Allegheny Technologies, Inc. 4.250%, 06/01/14	37,538
330,000	Goldcorp, Inc. 2.000%, 08/01/14 Newmont Mining Corp.	399,712
210,000	1.250%, 07/15/14	265,650
200,000	1.625%, 07/15/17	264,000

		966,900

	TOTAL CONVERTIBLE BONDS (Cost $8,214,636)	9,010,685

SYNTHETIC CONVERTIBLE SECURITIES (13.7%)

Corporate Bonds (4.2%)
	Consumer Discretionary (2.1%)
140,000	Expedia, Inc. 5.950%, 08/15/20	144,423
140,000	Gap, Inc. 5.950%, 04/12/21	141,525
67,000	Hanesbrands, Inc. 6.375%, 12/15/20	69,178
100,000	J.C. Penney Company, Inc. 7.650%, 08/15/16	110,500
140,000	Limited Brands, Inc. 5.625%, 02/15/22	141,925

		607,551

	Energy (1.0%)
135,000	Continental Resources, Inc.* 5.000%, 09/15/22	135,844
65,000	Noble Energy, Inc. 4.150%, 12/15/21	66,567
65,000	Oil States International, Inc. 6.500%, 06/01/19	68,575

		270,986

See accompanying Notes to Schedule of Investments

1

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
		Health Care (0.5%)
65,000		Endo Pharmaceuticals Holdings, Inc. 7.000%, 07/15/19	$69,712
65,000		Mylan, Inc.* 6.000%, 11/15/18	68,250

			137,962

		Information Technology (0.5%)
70,000		Neuberger Berman Group LLC* 5.875%, 03/15/22	71,050
65,000		Seagate Technology 6.875%, 05/01/20	69,469

			140,519

		Materials (0.1%)
30,000		Ball Corp. 5.000%, 03/15/22	30,112

		TOTAL CORPORATE BONDS	1,187,130

Sovereign Bonds (9.3%)
57,000	BRL	Federal Republic of Brazil 10.000%, 01/01/14 Government of Canada	321,819
425,000	CAD	2.000%, 12/01/14	433,854
110,000	CAD	2.000%, 06/01/16 Government of New Zealand	112,447
170,000	NZD	6.000%, 04/15/15	151,118
160,000	NZD	6.500%, 04/15/13 Government of Singapore	136,151
210,000	SGD	1.125%, 04/01/16	172,039
165,000	SGD	1.375%, 10/01/14	135,005
128,000	SGD	2.375%, 04/01/17 Kingdom of Norway	110,627
1,400,000	NOK	4.250%, 05/19/17	273,233
650,000	NOK	5.000%, 05/15/15	125,640
635,000	NOK	6.500%, 05/15/13	117,493
3,425,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	549,926

		TOTAL SOVEREIGN BONDS	2,639,352

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.2%) #
		Energy (0.0%)
42		Chesapeake Energy Corp. Call, 01/19/13, Strike $30.00	4,158

		Information Technology (0.2%)
4		Apple, Inc. Call, 01/19/13, Strike $500.00	51,300

		TOTAL PURCHASED OPTIONS	55,458

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $3,696,513)	3,881,940

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (5.3%)
		Energy (3.5%)
9,500		Apache Corp. 6.000%	$527,630
450		Chesapeake Energy Corp.* 5.750%	461,287

			988,917

		Financials (1.8%)
4,900		Affiliated Managers Group, Inc. 5.150%	210,394
270		Wells Fargo & Company 7.500%	301,509

			511,903

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,427,133)	1,500,820

COMMON STOCKS (45.4%)
		Consumer Discretionary (1.5%)
2,100		Amazon.com, Inc.#~	425,271

		Consumer Staples (2.9%)
6,600		Coca-Cola Company~	488,466
4,125		Mead Johnson Nutrition Company	340,230

			828,696

		Energy (4.9%)
6,000		Baker Hughes, Inc.	251,640
6,500		Helmerich & Payne, Inc.	350,675
2,600		National Oilwell Varco, Inc.	206,622
3,100		Occidental Petroleum Corp.	295,213
4,000		Schlumberger, Ltd.	279,720

			1,383,870

		Financials (2.8%)
2,500		Franklin Resources, Inc.	310,075
7,500		T. Rowe Price Group, Inc.	489,750

			799,825

		Health Care (4.9%)
2,900		Biogen Idec, Inc.#	365,313
4,400		Johnson & Johnson~	290,224
11,250		Merck & Company, Inc.	432,000
2,200	DKK	Novo Nordisk, A/S - Class B	305,491

			1,393,028

		Industrials (4.0%)
14,500	CHF	ABB, Ltd.#	296,751
5,000		Dover Corp.	314,700
10,500		Eaton Corp.	523,215

			1,134,666

		Information Technology (20.6%)
7,250		Accenture, PLC - Class A	467,625
3,000		Check Point Software Technologies, Ltd.#	191,520
17,000		Cisco Systems, Inc.	359,550
16,500		Dell, Inc.#	273,900
19,175		eBay, Inc.#~	707,366
5,500		Intel Corp.	154,605

See accompanying Notes to Schedule of Investments

2

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2012 (UNAUDITED)

NUMBER OF SHARES		VALUE
725	MasterCard, Inc. - Class A	$304,891
19,405	Microsoft Corp.	625,811
27,400	Oracle Corp.	798,984
12,500	QUALCOMM, Inc.	850,250
4,900	SAP, AG	342,118
6,700	Teradata Corp.#	456,605
19,200	Yahoo!, Inc.#	292,224

		5,825,449

	Materials (3.8%)
10,500	Barrick Gold Corp.	456,540
3,100	Cliffs Natural Resources, Inc.	214,706
2,650	Mosaic Company	146,519
16,500	Yamana Gold, Inc.	257,730

		1,075,495

	TOTAL COMMON STOCKS (Cost $10,297,677)	12,866,300

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTION (0.0%) #
	Consumer Discretionary (0.0%)
20	Amazon.com, Inc. Put, 07/21/12, Strike $140.00 (Cost $6,666)	2,800

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (3.7%)
1,060,194	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,060,194)	1,060,194

TOTAL INVESTMENTS (99.9%) (Cost $24,702,819)		28,322,739

OTHER ASSETS, LESS LIABILITIES (0.1%)		33,804

NET ASSETS (100.0%)		$28,356,543

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTION (-0.1%) #
	Consumer Discretionary (-0.1%)
20	Amazon.com, Inc. Call, 07/21/12, Strike $195.00 (Premium $30,933)	(37,700)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTER- PARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	British Pound Sterling	04/19/12	137,000	$219,109	$(9,745)
Barclays Bank PLC	British Pound Sterling	04/19/12	92,000	147,139	(1,535)
Northern Trust Company	Danish Krone	04/19/12	1,449,000	259,729	(12,544)
Citibank N.A.	Danish Krone	04/19/12	215,000	38,538	401
Bank of America N.A.	European Monetary Unit	04/19/12	120,000	160,055	(6,158)
Northern Trust Company	European Monetary Unit	04/19/12	213,000	284,097	(7,312)
UBS AG	European Monetary Unit	04/19/12	101,000	134,713	(418)
Citibank N.A.	European Monetary Unit	04/19/12	56,000	74,692	(1,453)
Northern Trust Company	Swiss Franc	04/19/12	258,000	285,860	(15,328)

					$(54,092)

NOTES TO SCHEDULE OF INVESTMENTS
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At March 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $2,562,829 or 9.0% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at March 31, 2012.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $514,463.

FOREIGN CURRENCY ABBREVIATIONS
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), and commenced operations on May 19, 1999. The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Portfolio determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of March 31, 2012.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of March 31, 2012. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows:

Cost basis of investments	$24,651,095

Gross unrealized appreciation	4,158,477
Gross unrealized depreciation	(486,833)

Net unrealized appreciation (depreciation)	$3,671,644

NOTE 3 – SYNTHETIC CONVERTIBLE SECURITIES

The Portfolio may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Portfolio may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Portfolio may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 4 – FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 – Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period and no transfers between levels occurred during the period.

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$-	$9,010,685	$-	$9,010,685
Synthetic Convertible Securities (Corporate Bonds)		1,187,130		1,187,130
Synthetic Convertible Securities (Sovereign Bonds)		2,639,352		2,639,352
Synthetic Convertible Securities (Purchased Options)	55,458			55,458
Convertible Preferred Stocks	829,139	671,681		1,500,820
Common Stocks	12,264,058	602,242		12,866,300
Purchased Option	2,800			2,800
Short Term Investment	1,060,194			1,060,194
Forward Foreign Currency Contracts		401		401
Total	$14,211,649	$14,111,491	$-	$28,323,140
Liabilities:
Written Option	$37,700	$-	$-	$37,700
Forward Foreign Currency Contracts		54,493		54,493
Total	$37,700	$54,493	$-	$92,193

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 7, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 7, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	May 7, 2012